PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) ¥ in Thousands, $ in Thousands						1 Months Ended	9 Months Ended			12 Months Ended
	Jun. 29, 2025 USD ($)	Apr. 23, 2025 USD ($) shares	Apr. 23, 2025 CNY (¥) shares	Mar. 18, 2025 CNY (¥) shares	Mar. 04, 2025 USD ($) shares	Apr. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Apr. 22, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2023 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest							$ 27,309	¥ 199,334	¥ 226,822	¥ 369,542	¥ 137,169
Net Cash Provided by (Used in) Operating Activities							26,577	¥ 194,000		262,446	251,140
Retained Earnings (Accumulated Deficit)							2,682,862			19,378,705			¥ 19,600,000
Current liabilities exceeded current assets													422,600
Cash and Cash Equivalents, at Carrying Value							3,440			¥ 23,339			25,100
Total consideration											¥ 394,727
Investment												¥ 14,000		¥ 147,100
Equity Investment Agreements One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment													50,000
Equity Investment Agreements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment													33,300
Youxin (Zhengzhou) Automobile Intelligent Remanufacturing Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment													120,000
Wuhan Youxin Intelligent Remanufacturing Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment													66,700
Investments [Member] | North City Industrial Investment Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage														12.02%
Inventory Pledged Financing Facility Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Collateral Amount													126,300
Line of Credit Facility, Remaining Borrowing Capacity													¥ 253,700
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment						¥ 127,700
Subsequent Event [Member] | Investments [Member] | North City Industrial Investment Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage						8.40%
Subsequent Event [Member] | Lightwind Global Limited [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration						¥ 53,400
Subsequent Event [Member] | Subscription Agreement [Member] | Fame Dragon Global Limited [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,911,092,516	3,911,092,516	5,738,268,233	5,738,268,233
Total consideration	$ 8,800	$ 19,000	¥ 19,000	¥ 27,800	$ 27,800
Nio Capital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration receivables | $							$ 9,400